INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income tax provision
	Year Ended March 31,
	2020	2019
Current portion:
Federal	$—	$—
State	1,600	1,589
	1,600	1,589
Deferred portion:
Federal	(1,180,434)	(582,782)
State	(391,865)	(193,502)
	(1,572,299)	(776,284)
Change in valuation allowance	1,572,299	776,284
Provision for income taxes	$1,600	$1,589

Income tax reconciliation
	Year Ended March 31,
	2020	2019
Federal statutory rate	21%	21%
State tax rate, net of federal benefit	7%	7%
Permanent differences	—%	—%
Research and development tax credits	3%	2%
Section 179 assets	—%	1%
Change in valuation allowance	(31)%	(31)%
Effective income tax rate	—%	—%

Summary of deferred tax assets
	March 31,
	2020	2019
Net operating loss carryforwards	$1,965,118	$758,799
Stock-based compensation expense	364,989	148,903
Property and equipment	6,842	2,172
Reserves, accruals & other	(7,181)	-
Research and development tax credits	237,716	85,310
Total deferred tax assets	2,567,484	995,184
Less: valuation allowance	(2,567,484)	(995,184)
Deferred tax assets, net	$-	$-